Business acquisition - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2020
Business Acquisition [Line Items]
Amortization of intangible assets		$ 1,933	$ 0	$ 0
Netless
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%
Total purchase consideration					$ 4,000
Acquisition Of Easemob [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Total purchase consideration	$ 53,400
Acquisition Of Easemob [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, net	$ 4,200
Finite-lived intangible asset, useful life	3 years
Acquisition Of Easemob [Member] | Customer Relationships [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		1,200
Acquisition Of Easemob [Member] | Customer Relationships [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		700
Acquisition Of Easemob [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Intangible assets, net		$ 4,000
Finite-lived intangible asset, useful life		5 years
Acquisition Of Easemob [Member] | Developed Technology [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		$ 1,200
Acquisition Of Easemob [Member] | Developed Technology [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		$ 700